Background, Organization, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Property and Investments	Other property and investments on Southwest’s and the Company’s Consolidated Balance Sheets includes:

	December 31,
(Thousands of dollars)	2021	2020
Net cash surrender value of COLI policies	$149,947	$140,874
Other property	3,146	2,737
Total Southwest Gas Corporation	153,093	143,611
Non-regulated property, equipment, and intangibles	1,616,392	1,089,414
Non-regulated accumulated provision for depreciation and amortization	(512,343)	(422,741)
Other property and investments	59,337	23,961
Total Southwest Gas Holdings, Inc.	$1,316,479	$834,245

Summary of Intangible Assets	Centuri’s intangible assets (other than goodwill) have finite lives and are associated with businesses previously acquired (including Riggs Distler). The balances at December 31, 2021 and 2020, respectively, were as follows:

	December 31, 2021
(Thousands of dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$393,834	$(42,886)	$350,948
Trade name and trademarks	79,650	(7,093)	72,557
Customer contracts backlog	4,500	(1,500)	3,000
Total	$477,984	$(51,479)	$426,505

	December 31, 2020
Customer relationships	$154,757	$(29,237)	$125,520
Trade name and trademarks	23,618	(8,954)	14,664
Customer contracts backlog	270	(270)	—
Noncompete agreements	1,931	(1,931)	—
Total	$180,576	$(40,392)	$140,184

Schedule of Estimated Future Amortization of Intangible Assets
The estimated future amortization of the intangible assets for the next five years and thereafter is as follows:

(Thousands of dollars)
2022	$29,814
2023	26,814
2024	26,814
2025	26,769
2026	26,580
Thereafter	289,714
Total	$426,505

Schedule of Goodwill	Goodwill in Southwest’s natural gas distribution segment and in all of the Company’s operations, is reflected in their Consolidated Balance Sheets as follows (and as applicable):

(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Pipeline and Storage	Total Company
Balance, December 31, 2019	$10,095	$332,928	$—	$343,023
Foreign currency translation adjustment	—	2,161	—	2,161
Balance, December 31, 2020	10,095	335,089	—	345,184
Additional goodwill from Riggs Distler acquisition	—	449,501	—	449,501
Additional goodwill from Questar Pipelines acquisition	—	—	986,179	986,179
Foreign currency translation adjustment	—	468	—	468
Balance, December 31, 2021	$10,095	$785,058	$986,179	$1,781,332

Schedule of Capitalized and Debt Portion of AFUDC	Regulated operations plant construction costs, including AFUDC, are recoverable as part of authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted. AFUDC, disaggregated by type, included in the Company’s and Southwest’s Consolidated Statements of Income are presented in the table below:

(Thousands of dollars)	2021	2020	2019
AFUDC:
Debt portion	$1,046	$3,202	$4,558
Equity portion	—	4,724	4,161
AFUDC capitalized as part of regulated operations plant	$1,046	$7,926	$8,719
AFUDC rate	0.96%	5.51%	5.36%

Schedule of Other Income (Deductions)	The following table provides the composition of significant items included in Other income (deductions) on the Consolidated Statements of Income:

(Thousands of dollars)	2021	2020	2019
Southwest Gas Corporation – natural gas distribution segment:
Change in COLI policies	$8,800	$9,200	$17,400
Interest income	5,113	4,015	6,356
Equity AFUDC	—	4,724	4,161
Other components of net periodic benefit cost	(14,021)	(20,022)	(15,059)
Miscellaneous income and (expense)	(4,451)	(4,507)	(3,341)
Southwest Gas Corporation – total other income (deductions)	(4,559)	(6,590)	9,517
Utility infrastructure services segment:
Foreign transaction gain (loss)	(22)	(16)	546
Equity in earnings of unconsolidated investment – Western	226	80	439
Miscellaneous income and (expense)	863	(271)	(519)
Centuri – total other income (deductions)	1,067	(207)	466
Corporate and administrative	(7)	8	102
Consolidated Southwest Gas Holdings, Inc. - total other income (deductions)	$(3,499)	$(6,789)	$10,085

Schedule of Earnings Per Share, Basic and Diluted	A reconciliation of the denominator used in Basic and Diluted EPS calculations is shown in the following table:

(In thousands)	2021	2020	2019
Weighted average basic shares	59,145	55,998	54,245
Effect of dilutive securities:
Management Incentive Plan shares	—	—	12
Restricted stock units (1)	114	78	55
Weighted average diluted shares	59,259	56,076	54,312
(1) The number of securities granted for 2021, 2020, and 2019 includes 104,000, 69,000, and 46,000 performance shares, respectively, the total of which was derived by assuming that target performance will be achieved during the relevant performance period.